DEPOSITS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEPOSITS

NOTE 8 – DEPOSITS

Deposits consist of the following at September 30, 2025 and December 31, 2024, in thousands:

	September 30, 2025	December 31, 2024
Deposits on aircraft	$3,000	$36,000
Other deposits	65	300
Total deposits	3,065	36,300
Less current portion	(3,000)	(36,000)
Total deposits, non-current	$65	$300

Below is a breakdown of the deposits on aircraft as of September 30, 2025 and December 31, 2024, in thousands:

	September 30, 2025	December 31, 2024
Gulfstream aircraft deposits	$3,000	$36,000
Total deposits on aircraft	3,000	36,000
Less current portion	(3,000)	(36,000)
Total deposits on aircraft non-current	$—	$—

Gulfstream Aerospace, LP

In 2022, the Company executed a series of purchase agreements with Gulfstream Aerospace, LP for the acquisition of four (4) Gulfstream G280 aircraft for total consideration of $79 million with expected delivery throughout fiscal year 2025. The first Gulfstream G280 was delivered in the third quarter of 2024. The second Gulfstream G280 was delivered in January 2025. The third Gulfstream G280 was delivered in April 2025. The remaining Gulfstream G280 is expected to be delivered in the fourth quarter of 2025.

The Company fully funded an aggregate amount of $48.0 million in deposits towards the acquisition price of the four Gulfstream G280 aircraft in accordance with the scheduled payment terms of the agreements as of September 30, 2025, and December 31, 2024, respectively. Upon delivery of the first Gulfstream G280 in the third quarter of 2024, $12.0 million of the deposits were applied toward the purchase price of the airplane. Upon delivery of the second GulfStream G280, in January 2025, $12.0 million of the deposits were applied toward the purchase price of the airplane. Additionally, in March 2025, GulfStream notified the Company that the fourth Gulfstream G280 would be delayed from the original timeline with delivery now expected in the fourth quarter of 2025. In connection with the delivery delay, GulfStream agreed to return the deposit on the fourth Gulfstream G280 reducing the deposits by $9.0 million. In April 2025, the third Gulfstream G280 was delivered and $12.0 million of the deposits were applied toward the purchase price of the airplane.

During the nine months ended September 30, 2024, the Company funded $9.0 million pursuant to the terms of the executed purchase agreements, of which $9.0 million was funded through the SAC Leasing G280 line of credit further described in Note 11.

NOTE 10 – DEPOSITS

Deposits consist of the following at December 31, 2024 and 2023, in thousand:

	December 31, 2024	December 31, 2023
Deposits on aircraft	$36,000	$40,300
Other deposits	300	75
Total deposits	$36,300	$40,375
Less current portion	(36,000)	(25,125)
Total deposits, non-current	$300	$15,250

Below is a breakdown of the deposits on aircraft as of December 31, 2024 and 2023, in thousand:

	December 31, 2024	December 31, 2023
Gulfstream aircraft deposits	$36,000	$39,000
Honda aircraft deposits	—	1,300
Total deposits on aircraft	$36,000	$40,300
Less current portion	(36,000)	(25,050)
Total deposits on aircraft non-current	$—	$15,250

Gulfstream Aerospace, LP

In 2022, the Company executed a series of purchase agreements with Gulfstream Aerospace, LP for the acquisition of four (4) Gulfstream G 280 aircraft for total consideration of $79 million with expected delivery throughout fiscal year 2025. The first Gulfstream G280 was delivered in the third quarter of 2024. The second Gulfstream G280 was delivered in January 2025. The remaining two Gulfstream G280’s are expected to be delivered throughout fiscal year 2025.

The Company has funded an aggregate amount of $48.0 million and $39.0 million in deposits towards the acquisition price of the four Gulfstream G 280 aircraft in accordance with the scheduled payment terms of the agreements as of December 31, 2024, and December 31, 2023, respectively. Upon delivery of the first Gulfstream G280 in the third quarter of 2024, $12 million of the deposits were applied toward the purchase price of the airplane.

During the year ended December 31, 2024, the Company funded $9.0 million, which was funded through the SAC Leasing G 280 line of credit. During the year ended December 31, 2023, the Company funded $27.0 million pursuant to the terms of the executed purchase agreements, of which $24.0 million was funded through SAC leasing G 280 Line of credit and $3.0 million was paid directly by the Company.

HondaJet

In 2022, the Company entered into aircraft purchase agreements with Honda Aircraft Company LLC, under which it paid $1.3 million of deposits for aircraft not yet delivered at December 31, 2023.

During the year ended December 31, 2023, the Company took delivery of three aircraft for a purchase price of $17.9 million.

In May 2023, the Company and Honda Aircraft Company, LLC entered into a HondaJet Fleet Purchase Agreement for the acquisition of twenty-three (23) HondaJet HA-420 Aircraft for a total aggregate purchase price of $161.1 million for delivery between the fourth fiscal quarter of 2024 and the fourth fiscal quarter of 2025. The Company took delivery of two aircraft related to this agreement. On September 10, 2024 the Company received notice from Honda Aircraft that the Honda FPA was terminated. Pursuant to the terms of the agreement, Honda Aircraft will retain the deposits that have previously been paid by the Company and the Company has to enter into individual purchase agreements for each aircraft for which a deposit had previously been paid. During the year ended December 31, 2024 the Company wrote-off the remaining deposit balance of $1.0 million and is recorded in selling, general, and administrative expenses.